Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Line Items]
Rental expenses under operating leases	$ 12,049	$ 11,071	$ 8,784
Outstanding capital commitments for property, plant and equipment	22,857
Accrued dispute charges	$ 9,700